UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                      as of February 28, 2018 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.9%
Alabama 0.2%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	3,050,000	3,478,830
Arizona 1.0%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,623,840
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,025,430
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,053,475
Series G, 144A, 5.0%, 7/1/2051	550,000	559,817
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,040,280
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,146,779
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	2,545,000	2,610,636
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,631,444
Series A, 6.25%, 12/1/2046	1,400,000	1,484,994
		18,176,695
California 7.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	9,415,000	9,485,613
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,289,987
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,000,000
California, State General Obligation, 5.5%, 3/1/2040	5,130,000	5,505,978
California, State General Obligation, Various Purposes, 5.75%, 4/1/2031	16,000,000	16,731,200
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,331,932
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,162,805
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,401,348
Series A, 144A, 5.25%, 12/1/2056	5,515,000	5,894,928
Series A, 5.5%, 12/1/2054	1,305,000	1,412,454
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	539,540
Series A, 6.0%, 10/1/2042	1,000,000	1,087,710
Series A, 6.0%, 10/1/2047	1,000,000	1,085,090
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	706,180
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2041	7,080,000	7,911,475
Series B, AMT, 5.0%, 5/15/2046	3,500,000	3,884,545
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,167,775
Sacramento County, CA, Airport Systems Revenue, Series A, 5.0%, 7/1/2041	1,665,000	1,885,180
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,639,480
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series-B, AMT, 5.0%, 5/1/2041	10,000,000	11,101,700
Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,118,590
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,612,632
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,859,877
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,465,949
		121,281,968
Colorado 1.8%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,153,980
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	2,275,000	2,460,504
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	1,953,290
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,928,817
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,167,700
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,748,076
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,166,874
Series A, 5.0%, 12/1/2035	2,500,000	2,729,725
Colorado, State Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, 5.0%, 1/1/2037	1,000,000	1,050,820
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	2,225,000	2,405,692
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,060,000	2,256,833
		32,022,311
Connecticut 1.4%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	8,000,000	8,591,280
Series A, Prerefunded, 7.875%, 4/1/2039	10,000,000	11,259,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	17,869,208	558,413
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,025,750
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,531,230
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,015,000	1,061,680
		24,027,353
District of Columbia 3.7%
District of Columbia, General Obligation:
Series A, 4.0%, 6/1/2036	7,245,000	7,618,987
Series D, 5.0%, 6/1/2034	7,760,000	8,984,761
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2035	5,000,000	5,674,700
5.0%, 4/1/2036	8,500,000	9,611,375
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	870,000	903,469
Series A, 5.0%, 7/1/2052	1,305,000	1,345,155
District of Columbia, KIPP Project Revenue, Series B, 5.0%, 7/1/2048	8,440,000	9,322,233
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,450,660
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	11,841,886
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	2,000,000	2,238,900
		64,992,126
Florida 5.3%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,432,120
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,660,000	5,661,868
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	6,665,000	6,962,592
Series B, 4.0%, 7/1/2036	4,925,000	5,134,017
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	970,225
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,630,000	6,586,063
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,653,810
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,141,467
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,335,000	1,444,003
7.0%, 5/1/2041	1,560,000	1,796,886
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	4,965,000	5,536,670
Series A, AMT, 5.0%, 10/1/2047	3,210,000	3,560,339
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,589,985
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	3,600,000	3,468,528
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,914,815
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,302,078
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,071,190
5.0%, 11/15/2044	2,500,000	2,642,550
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,639,849
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, 5.5%, 10/1/2041	5,000,000	5,447,150
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,352,800
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,795,400
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital:
5.0%, 8/1/2036	790,000	887,154
5.0%, 8/1/2037	1,010,000	1,131,624
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	2,795,950
Palm Beach County, FL, Public Improvement Revenue, 5.0%, 5/1/2036	8,190,000	9,342,497
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project:
Series A, 5.0%, 12/1/2044	1,200,000	1,286,484
Series A, 5.0%, 12/1/2055	1,120,000	1,191,613
		91,739,727
Georgia 2.6%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,388,800
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	2,275,000	2,294,451
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,958,599
Series B, 5.0%, 1/1/2030	1,715,000	1,959,267
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,315,000	1,451,129
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, DeKalb Medical Center, Inc. Project, 6.125%, 9/1/2040	3,750,000	4,019,625
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	911,930
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,580,000	1,743,562
Fulton County, GA, Residential Care Facilities for Elderly Authority, Retirement Facilities Revenue, Lenbrook Square Foundation, Inc., 5.0%, 7/1/2042	6,400,000	6,976,384
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	564,360
Series A, 5.5%, 8/15/2054	1,820,000	2,092,891
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	557,662
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 , GTY: JPMorgan Chase & Co.	3,000,000	3,102,810
Series A, 5.5%, 9/15/2024 , GTY: Merrill Lynch & Co., Inc.	2,440,000	2,842,063
Richmond County, GA, Hospital Authority Revenue, Anticipation Certificates, University Health Services, Inc. Project:
4.0%, 1/1/2035	5,000,000	5,161,150
4.0%, 1/1/2036	3,000,000	3,090,120
		45,114,803
Guam 0.2%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,040,000	1,127,006
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,834,450
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,257,360
		4,218,816
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, Prerefunded, 9.0%, 11/15/2044	2,000,000	2,243,560
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	2,500,000	2,641,450
		4,885,010
Illinois 6.4%
Chicago, IL, Board of Education:
Series H, 5.0%, 12/1/2036	2,430,000	2,459,743
Series H, 5.0%, 12/1/2046	1,390,000	1,390,959
Chicago, IL, O'Hare International Airport Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	1,595,000	1,751,820
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	460,000	525,518
Series B, 5.0%, 1/1/2035	990,000	1,127,729
Series B, 5.0%, 1/1/2036	1,155,000	1,312,831
Series B, 5.0%, 1/1/2037	1,155,000	1,309,978
Series B, 5.0%, 1/1/2038	1,615,000	1,834,349
Series B, 5.0%, 1/1/2041	2,125,000	2,367,739
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,959,445
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
5.125%, 2/15/2045	7,500,000	7,323,150
Prerefunded, 7.25%, 2/15/2045	4,000,000	4,425,400
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
5.25%, 5/15/2054	6,000,000	5,774,100
Series A, Prerefunded, 7.75%, 5/15/2030	1,675,000	1,893,504
Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,135,140
Series A, Prerefunded, 8.0%, 5/15/2046	3,500,000	3,972,990
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	1,365,000	1,452,933
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	20,075,000	7,548,802
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	6,405,000	7,249,563
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group, Series A, 5.0%, 1/1/2035	7,000,000	7,586,530
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg,
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,569,791
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055 *	900,000	49,329
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,106,310
Series C, 5.0%, 2/15/2041	1,000,000	1,095,100
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	2,425,000	2,552,264
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,500,000	1,670,250
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	5,000,000	5,233,800
Series D, 5.0%, 11/1/2028	15,000,000	15,617,400
5.0%, 2/1/2029	2,275,000	2,354,307
Series A, 5.0%, 12/1/2038	2,890,000	2,950,170
Series A, 5.0%, 12/1/2039	6,210,000	6,334,386
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,116,271
		111,051,601
Indiana 1.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	3,635,000	3,949,246
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Inc., 5.0%, 9/1/2036	1,550,000	1,728,358
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,590,906
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,351,605
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., Prerefunded, 8.0%, 9/1/2041	4,000,000	4,821,800
		20,441,915
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,344,438
Kentucky 2.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	15,000,000	16,548,900
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,047,536
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,349,409
Series A, 5.25%, 6/1/2041	1,915,000	2,086,029
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 5.0%, 10/1/2031	6,685,000	7,544,022
		35,575,896
Louisiana 2.0%
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	6,692,289
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	781,206
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
5.0%, 5/15/2047	990,000	1,077,367
Prerefunded, 5.0%, 5/15/2047	10,000	11,892
Prerefunded, 6.75%, 5/15/2041	2,500,000	2,870,725
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,287,300
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	10,110,000	9,929,638
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Woman's Hospital Foundation Project:
Series A, 5.0%, 10/1/2037	2,500,000	2,779,275
Series A, 5.0%, 10/1/2041	3,000,000	3,319,770
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	1,974,700
		34,724,162
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	9,807,930
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,253,900
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, 5.0%, 6/1/2035	1,250,000	1,401,075
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,604,835
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	11,080,000	12,340,461
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2042	7,365,000	8,166,238
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,758,075
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	910,000	992,692
Series B, 5.0%, 11/1/2047	1,365,000	1,483,113
		33,000,389
Massachusetts 1.9%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	27,356
Series A, 4.68%, 11/15/2021	3,390,000	3,412,103
Series A-2, 5.5%, 11/15/2046	86,572	86,595
Series A-1, 6.25%, 11/15/2039	1,621,881	1,686,772
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	300,000	318,759
144A, 5.0%, 10/1/2057	700,000	735,315
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	735,669
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	2,395,000	2,490,058
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center:
Series I, 7.25%, 1/1/2032	900,000	1,022,958
Series I, Prerefunded, 7.25%, 1/1/2032	1,350,000	1,547,262
Massachusetts, State General Obligation:
Series E, 4.0%, 4/1/2038	15,000,000	15,514,050
Series J, 5.0%, 12/1/2038	4,250,000	4,871,350
		32,448,247
Michigan 3.5%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,356,315
7.125%, 11/15/2043	1,500,000	1,450,995
144A, 7.5%, 11/15/2044	1,500,000	1,491,195
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,272,704
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,434,995
Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project:
Series A, 5.0%, 11/1/2047	2,385,000	2,486,983
Series A, 5.0%, 11/1/2052	1,185,000	1,230,942
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,000,560
5.5%, 5/15/2036	1,000,000	1,000,200
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,028,362
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Series D, 5.0%, 7/1/2036	6,000,000	6,586,080
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,025,059
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	996,314
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	1,835,000	2,021,069
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	11,973,725
5.0%, 12/1/2038	5,525,000	6,036,118
Michigan, State Strategic Fund Limited Obligation Revenue, Holland Home, 5.0%, 11/15/2042	4,000,000	4,243,000
		61,634,616
Minnesota 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Series C, 5.0%, 1/1/2046	7,580,000	8,628,314
Mississippi 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,331,160
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	2,145,000	2,229,170
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,107,860
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,337,960
Series A, 6.5%, 9/1/2032	2,620,000	2,685,316
		16,691,466
Missouri 1.7%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series B, 144A, 5.0%, 2/1/2040	1,300,000	1,329,536
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 5.25%, 5/15/2042	2,325,000	2,465,848
Series A, Prerefunded, 8.25%, 5/15/2039	1,000,000	1,135,840
Series A, Prerefunded, 8.25%, 5/15/2045	2,850,000	3,237,144
Missouri, Lee's Summit Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Obligated Group, Series A, 5.0%, 8/15/2046	3,000,000	3,081,060
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,440,000	1,542,874
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	712,508
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,429,078
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	2,440,000	2,687,953
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,815,914
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,325,300
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,341,170
		29,104,225
Nebraska 1.0%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,565,100
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,016,851
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	2,930,000	3,249,253
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,640,700
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	555,000	638,222
Series A, 5.0%, 9/1/2029	695,000	805,116
Series A, 5.0%, 9/1/2033	1,530,000	1,794,690
Scotts Bluff County, NE, Hospital Authority, Regional West Medical Center, Series A, 5.25%, 2/1/2037	4,000,000	4,200,160
		16,910,092
Nevada 0.7%
Carson City, NV, Hospital Revenue, Carson Tahoe Regional Medical Centre:
Series A, 5.0%, 9/1/2042	1,960,000	2,136,243
Series A, 5.0%, 9/1/2047	1,000,000	1,085,770
Nevada, Director of the State Department of Business & Industry Environment, Fulcrum Sierra Biofuels LLC Project, 144A, AMT, 6.25%, 12/15/2037	2,500,000	2,721,125
Nevada, Las Vegas Valley Water District, Series A, 5.0%, 6/1/2041	5,000,000	5,670,900
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, Prerefunded, 6.75%, 9/1/2027	1,395,000	1,431,493
		13,045,531
New Hampshire 1.1%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 7.0%, 1/1/2038	5,325,000	6,090,415
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	766,549
Series A, 6.875%, 7/1/2041	2,825,000	3,076,623
New Hampshire, State Health & Educational Facilities Authority Revenue, Elliot Hospital Obligation Group, 5.0%, 10/1/2038	3,835,000	4,157,485
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	900,000	960,165
Series A, 144A, 6.125%, 7/1/2052	2,700,000	2,847,825
Series A, 144A, 6.25%, 7/1/2042	1,090,000	1,167,837
		19,066,899
New Jersey 3.8%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	450,000	483,489
Series DDD, 5.0%, 6/15/2042	1,385,000	1,453,087
Series BBB, 5.5%, 6/15/2030	8,975,000	10,198,472
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	880,000	947,918
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,832,050
New Jersey, State Economic Development Authority, Special Facility Revenue, Port Newark Container Terminal LLC Project, AMT, 5.0%, 10/1/2047	3,000,000	3,226,830
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	1,155,000	1,219,900
Series A, 5.0%, 6/15/2047	1,280,000	1,348,787
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,996,322
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A-1, 5.0%, 6/15/2030	1,830,000	2,002,441
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	2,660,000	3,020,137
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	16,077,762
Series 1-A, 5.0%, 6/1/2029	15,965,000	15,989,107
Series 1A, 5.0%, 6/1/2041	5,000,000	4,995,500
		65,791,802
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,063,775
New York 7.1%
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.25%, 2/15/2047	4,780,000	5,137,735
Series A, Prerefunded, 5.25%, 2/15/2047	220,000	242,330
Series A, 5.75%, 2/15/2047	2,665,000	2,917,988
Series A, Prerefunded, 5.75%, 2/15/2047	125,000	139,289
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	473,259
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,063,610
New York, State Housing Finance Agency, Historic Front Street, Series A, 1.1% **, 3/7/2018, LOC: Landesbank Hessen-Thuringen	100,000	100,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	12,500,000	13,227,875
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,480,940
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,647,896
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	3,990,000	4,350,696
Series A, AMT, 5.0%, 7/1/2046	9,960,000	10,818,950
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	595,000	656,059
New York & New Jersey Port Authority:
AMT, 5.0%, 10/1/2035	5,000,000	5,642,500
AMT, 5.0%, 10/15/2035	8,950,000	10,162,098
5.0%, 10/15/2041	5,335,000	6,045,142
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,360,766
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 1.08% **, 3/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	425,000	425,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,445,000	8,433,547
Series EE, 5.0%, 6/15/2047	11,000,000	12,289,860
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 5.0%, 8/1/2034	10,000,000	11,437,200
Series B-1, 5.0%, 8/1/2039	11,595,000	13,126,468
New York, NY, General Obligation, Series B-1, 5.0%, 12/1/2041	3,285,000	3,708,798
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	941,050
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	335,000	360,346
Series A, AMT, 5.0%, 1/1/2036	1,050,000	1,122,461
		123,311,863
North Carolina 1.0%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,550,587
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,950,000	2,182,927
5.0%, 10/1/2047	1,800,000	1,988,784
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,507,348
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Aldersgate United Methodist Retirement Community, Inc., Series A, 5.0%, 7/1/2047	2,300,000	2,455,342
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, Southminster, Inc., 5.0%, 10/1/2037	2,200,000	2,366,650
North Carolina, State Medical Care Commission, Retirement Facilities Revenue, United Methodist Retirement Homes:
Series A, 5.0%, 10/1/2042	1,000,000	1,091,020
Series A, 5.0%, 10/1/2047	1,750,000	1,904,630
		17,047,288
North Dakota 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,121,720
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	970,000	1,049,986
Series C, 5.0%, 6/1/2043	1,110,000	1,192,828
Series C, 5.0%, 6/1/2048	975,000	1,043,543
Series C, 5.0%, 6/1/2053	1,390,000	1,481,726
		6,889,803
Ohio 2.4%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,610,398
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2037	3,000,000	3,324,330
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,082,750
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	4,430,000	4,928,641
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,460,468
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	380,000	411,418
Series A, 5.0%, 1/1/2037	595,000	645,783
5.0%, 1/1/2046	750,000	805,695
Series A, 5.0%, 1/1/2047	1,250,000	1,346,013
5.0%, 1/1/2051	1,270,000	1,359,002
Series A, 5.0%, 1/1/2052	1,000,000	1,072,960
Prerefunded, 6.125%, 1/1/2031	1,700,000	1,880,608
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,826,175
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,255,153
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038 , GTY: Pratt Industries, Inc.	725,000	731,960
AMT, 144A, 4.5%, 1/15/2048 , GTY: Pratt Industries, Inc.	1,265,000	1,298,434
Ohio, State Higher Educational Facility Commission Revenue, Summa Health System Obligated Group:
5.75%, 11/15/2040	1,105,000	1,174,361
Prerefunded, 5.75%, 11/15/2040	1,895,000	2,060,623
		42,274,772
Oklahoma 0.5%
Tulsa County, OK, Industrial Authority Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,326,446
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, Prerefunded, 7.25%, 11/1/2045	6,500,000	7,249,775
		8,576,221
Oregon 0.3%
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	450,000	486,621
Series A, 5.0%, 11/15/2047	900,000	964,998
Series A, 5.0%, 11/15/2052	900,000	961,281
Oregon, Port of Portland Airport Revenue, Series 24B, AMT, 5.0%, 7/1/2042	2,000,000	2,222,900
		4,635,800
Pennsylvania 6.6%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,093,540
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,546,576
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	1,007,109
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	981,810
5.25%, 7/1/2041	900,000	986,841
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	2,365,000	2,609,872
5.0%, 12/1/2047	2,725,000	2,988,153
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,499,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	485,000	550,223
5.0%, 6/1/2028	485,000	552,997
5.0%, 6/1/2029	485,000	549,403
5.0%, 6/1/2030	325,000	366,359
5.0%, 6/1/2031	320,000	359,258
Pennsylvania, Doylestown Hospital Authority Revenue, Series A, 5.0%, 7/1/2041, GTY: Doylestown Health Foundation	2,750,000	2,889,260
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,082,476
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,587,510
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	5,555,000	6,195,103
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	8,005,000	8,762,593
AMT, 5.0%, 12/31/2038	7,640,000	8,283,135
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,136,230
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	9,755,000	10,758,788
Series A-1, 5.0%, 12/1/2042	2,500,000	2,787,625
Series C, 5.0%, 12/1/2043	7,000,000	7,625,660
Series C, 5.0%, 12/1/2044	1,615,000	1,793,183
Series A-1, 5.0%, 12/1/2046	6,340,000	7,020,599
Series A-1, 5.0%, 12/1/2047	1,665,000	1,849,315
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,200,301
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	11,028,300
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,511,659
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	1,365,000	1,443,105
Series A, 5.0%, 7/1/2049	1,590,000	1,672,219
Philadelphia, PA, Gas Works Revenue, Series 9, 5.25%, 8/1/2040	1,835,000	1,962,257
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	314,724
Series 14, 4.0%, 10/1/2037	255,000	257,767
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	910,000	981,708
5.0%, 7/1/2034	620,000	665,855
		114,900,513
Rhode Island 0.3%
Rhode Island, State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligated Group, 5.0%, 5/15/2034	3,150,000	3,439,611
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,510,932
		5,950,543
South Carolina 2.4%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,083,450
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,283,000	4,315,808
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,718,093
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, AnMed Health Project, 5.0%, 2/1/2038	5,000,000	5,508,050
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	2,290,000	2,542,495
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2052	1,575,000	1,622,455
5.0%, 4/1/2047	1,800,000	1,863,702
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	10,360,000	11,395,793
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	9,922,662
		41,972,508
South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2046	16,430,000	18,268,681
Tennessee 0.7%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	810,000	812,446
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	3,853,244
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,380,688
		12,046,378
Texas 14.4%
Austin, TX, Airport Systems Revenue:
Series B, AMT, 5.0%, 11/15/2035	625,000	703,269
Series B, AMT, 5.0%, 11/15/2036	1,390,000	1,560,720
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Funding Project, 5.0%, 7/15/2041	5,395,000	5,755,494
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Prerefunded, 6.2%, 7/1/2045	6,000,000	6,606,960
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	675,000	732,996
5.0%, 7/15/2042	540,000	582,584
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,091,240
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,206,550

Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,152,840
Central Texas, Regional Mobility Authority Revenue:
5.0%, 1/1/2040	6,125,000	6,740,440
5.0%, 1/1/2046	7,540,000	8,238,204
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,177,100
Zero Coupon, 1/1/2032	3,500,000	2,010,190
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	6,765,000	7,429,526
Series A, 5.0%, 1/1/2043	1,000,000	1,079,000
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,081,125
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
5.0%, 1/1/2048	7,000,000	7,139,720
Series B, Prerefunded, 7.0%, 1/1/2043	3,000,000	3,660,990
Series B, Prerefunded, 7.0%, 1/1/2048	4,000,000	4,881,320
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	2,700,000	3,037,041
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,713,074
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,210,320
Lewisville, TX, Combination Contract Revenue, Special Assessment Capital Improvement District No. 4:
6.75%, 10/1/2032	1,250,000	1,259,725
Prerefunded, 6.75%, 10/1/2032	11,205,000	11,553,588
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	12,203,840
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,227,310
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	750,000	781,327
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,760,249
Series B, 5.0%, 1/1/2045	3,335,000	3,687,643
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,588,600
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	1,155,000	1,289,292
Series B, 5.0%, 1/1/2048	3,230,000	3,553,937
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,995,231
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,000,800
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,665,279
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	2,185,000	2,423,711
Series A, 6.75%, 11/15/2047	1,750,000	1,942,167
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project:
Series A, 5.0%, 11/15/2055	3,430,000	2,623,298
Series A, 4.875%, 11/15/2048	1,000,000	775,150
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Northwest Senior Housing Corp., 5.25%, 11/15/2047	5,000,000	5,090,900
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	2,922,263
Series A, 5.25%, 11/1/2038	15,000,000	16,229,700
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2035	1,000,000	1,119,950
AMT, 5.0%, 11/1/2036	1,000,000	1,117,560
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,993,101
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,785,000	24,379,974
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036	1,475,000	1,465,339
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	10,837,900
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,824,809
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,575,555
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	8,235,000	9,138,462
Series C, 5.0%, 8/15/2042	2,415,000	2,657,707
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	235,000	263,891
Prerefunded, 7.0%, 11/1/2030	1,230,000	1,394,562
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,070,532
		251,204,055
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	5,970,000	6,617,148
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048	3,180,000	3,201,688
		9,818,836
Virginia 1.6%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	1,635,000	1,812,185
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,072,960
5.0%, 1/1/2046	1,530,000	1,620,607
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	658,338
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, First Tier General Resolution Revenue, 5.0%, 7/1/2051	5,000,000	5,518,650
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,038,058
Series B, 5.625%, 9/1/2041	5,332,000	3,697,155
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,167,286
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,165,000
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	6,610,000	7,114,740
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,845,426
		27,710,405
Washington 2.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	1,025,000	1,018,563
5.0%, 12/1/2046	1,365,000	1,308,680
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	4,150,000	4,658,458
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,189,100
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	1,865,000	2,202,751
Washington, State General Obligation, Series B, 5.0%, 8/1/2037	6,400,000	7,309,632
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,375,000	1,530,389
5.0%, 8/15/2035	1,175,000	1,303,803
5.0%, 8/15/2036	785,000	869,066
Washington, State Housing Finance Commission, Horizon House Project.:
144A, 5.0%, 1/1/2038	1,500,000	1,636,770
144A, 5.0%, 1/1/2043	3,000,000	3,262,890
144A, 5.0%, 1/1/2048	4,815,000	5,223,312
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	2,500,000	2,617,950
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,952,140
		42,083,504
West Virginia 1.3%
Monongalia County, WV, Commission Special District Excise Tax Revenue, University Town Center, Series A, 144A, 5.75%, 6/1/2043	500,000	519,935
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,209,483
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,088,690
6.5%, 10/1/2038	3,000,000	3,031,620
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	8,050,000	8,751,236
		22,600,964
Wisconsin 1.3%
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	1,665,000	1,811,553
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,709,090
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,068,900
5.0%, 7/1/2052	910,000	936,281
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	2,545,000	2,747,073
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	8,618,102
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,110,000	1,158,796
5.0%, 6/1/2041	955,000	993,000
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series B, 5.0%, 9/15/2045	1,000,000	1,063,260
		23,106,055
Total Municipal Bonds and Notes (Cost $1,632,509,708)		1,704,667,126
Other Municipal Related 0.0%
Texas 0.0%
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 5/1/2033* (a) (Cost $0)	7,000,000	0
Underlying Municipal Bonds of Inverse Floaters (b) 3.2%
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,026,513	3,246,399

Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,304,152	3,544,209

Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,666,834	3,933,241
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.238%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		10,723,849
Massachusetts 1.0%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (c)	15,000,000	17,065,125
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 14.75%, 8/15/2023, Leverage Factor at purchase date: 4 to 1
Michigan 0.6%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (c)	10,000,000	11,337,128
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 11.164%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
Washington 1.0%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (c)	15,000,000	17,001,863
Trust: State General Obligation, Series XM0127, 144A, 14.75%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $56,960,578)		56,127,965
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,689,470,286)	101.1	1,760,795,091
Floating Rate Notes (b)	(2.0)	(34,167,499)
Other Assets and Liabilities, Net	0.9	15,320,440
Net Assets	100.0	1,741,948,032

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	17,869,208	12,391,458	558,413

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) Investment was valued using significant unobservable inputs.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,760,795,091	$0	$1,760,795,091
Total	$—	$1,760,795,091	$0	$1,760,795,091

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018